Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 168.3%   (100.0% of Total Investments)
X
1,070,075,818 MUNICIPAL BONDS - 157.8% (93.8% of Total Investments)
X 1,070,075,818
Alabama - 6.1% (3.6% of Total Investments)
$ 395 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call BB-   $ 443,506
38,450 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 BB   40,174,482
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
427 4.500%, 5/01/32, 144A 2021 2021 5/29 at 100.00 N/R   390,759
500 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   446,980
39,772 Total Alabama 41,455,727
Arizona - 4.0% (2.4% of Total Investments)
4,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence ? East Tucson &
Central Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R   3,759,960
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2019:
1,860 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+   1,773,436
1,500 5.000%, 7/01/54, 144A 7/29 at 100.00 BB+   1,407,495
340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+   297,109
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   900,510
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
2,000 5.000%, 7/01/39, 144A 7/29 at 100.00 BB+   2,003,160
5,355 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+   5,069,525
1,525 5.000%, 7/01/54, 144A 7/29 at 100.00 BB+   1,424,426
315 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.500%, 10/01/51, 144A
10/27 at 103.00 N/R   319,690
600 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/35, 144A
7/25 at 100.00 BB   603,120
280 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2   235,245
2,700 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.375%,
2/01/41
2/24 at 100.00 B+   2,708,748

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 500 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project, Series
2019, 5.000%, 6/15/52, 144A
6/25 at 100.00 N/R   $ 470,675
1,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   1,011,050
50 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R   46,933
380 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.250%, 6/15/50, 144A
6/28 at 100.00 N/R   353,438
1,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   720,980
Tempe Industrial Development Authority, Arizona,
Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,205 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R   2,050,363
2,350 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R   2,094,132
28,960 Total Arizona 27,249,995
Arkansas - 1.2% (0.7% of Total Investments)
4,835 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   4,837,708
4,050 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   3,670,960
8,885 Total Arkansas 8,508,668
California - 8.2% (4.9% of Total Investments)
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R   2,173,260
4,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   4,351,185
1,555 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   282,295
1,530 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   1,489,531
4,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   4,118,280
2,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+   1,984,240
1,385 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   1,157,888
320 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   283,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, California, Charter
School Revenue Bonds, Encore Education Obligated
Group, Series 2016A:
$ 4,020 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R   $ 3,369,122
4,380 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R   3,461,733
1,260 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
3/23 at 100.00 N/R   1,260,277
California School Finance Authority, Charter School
Revenue Bonds, Arts in Action Charter Schools -
Obligated Group, Series 2020A:
1,410 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R   1,351,147
700 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R   656,628
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   768,940
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
1,480 5.000%, 12/01/41, 144A 6/26 at 100.00 BB+   1,484,958
10,090 5.250%, 12/01/56, 144A 6/26 at 100.00 BB+   10,110,785
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
52 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R   51,786
0 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R   655
25 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R   24,828
41 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/24 2022 2022 (4),(5)
1/22 at 100.00 N/R   40,642
19 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (4),(5)
1/22 at 100.00 N/R   18,518
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
2/23 at 23.85 N/R   5,948,250
2,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,804,525
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   1,592,640
55,565 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   7,025,083
615 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private
Activity Series 2021A, 5.000%, 5/15/39, (AMT)
5/31 at 100.00 AA-   669,821
128,447 Total California 55,480,547
Colorado - 11.4% (6.8% of Total Investments)
3,000 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   2,771,220

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   $ 1,539,980
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   846,270
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R   629,910
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
5.375%, 10/01/37
10/27 at 100.00 N/R   451,665
3,145 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A, 5.250%,
3/15/52, 144A
3/32 at 100.00 Ba2   3,075,936
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Loveland Classical
Schools Project, Series 2016:
525 3.750%, 7/01/26, 144A No Opt. Call BB+   504,934
500 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+   485,705
10,170 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019,
5.000%, 10/01/59, 144A
10/27 at 100.00 Ba1   9,446,405
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52, (UB) (6)
11/32 at 100.00 A-   2,221,107
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   940,990
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2022,
6.500%, 12/01/51
12/29 at 103.00 N/R   1,962,740
14,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/49 (7)
3/25 at 93.28 N/R   10,159,660
5,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   4,965,950
1,075 Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A
6/25 at 103.00 N/R   1,035,806
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   453,050
500 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 N/R   513,395
1,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   740,260
2,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   2,019,000
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R   488,345

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   $ 933,530
515 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R   483,235
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
5,000 5.000%, 12/01/39 12/24 at 103.00 N/R   4,884,250
5,000 5.000%, 12/01/49 12/24 at 103.00 N/R   4,624,700
1,000 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R   934,810
705 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   655,044
4,445 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   4,271,067
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.750%, 12/01/52
12/29 at 103.00 N/R   5,023,200
1,200 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 N/R   1,189,404
806 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
12/24 at 102.00 N/R   845,421
500 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   471,115
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 N/R   1,023,020
760 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/51
12/25 at 103.00 N/R   610,424
Thompson Crossing Metropolitan District 4, Johnstown,
Larimer County, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited Tax, Refunding &
Improvement Series 2019:
1,400 5.000%, 12/01/39 9/24 at 103.00 N/R   1,360,016
2,125 5.000%, 12/01/49 9/24 at 103.00 N/R   1,936,852
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 N/R   821,240
1,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   926,260
1,000 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   918,230
85,471 Total Colorado 77,164,146
District of Columbia - 3.3% (2.0% of Total Investments)
87,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/23 at 23.86 N/R   20,648,580

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 2,000 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   $ 1,726,120
89,000 Total District of Columbia 22,374,700
Florida - 23.1% (13.7% of Total Investments)
Academical Village Community Development District,
Davie, Florida, Special Assessment Revenue Bonds,
Series 2020:
2,000 3.625%, 5/01/40 5/30 at 100.00 N/R   1,639,120
1,000 4.000%, 5/01/51 5/30 at 100.00 N/R   785,620
Cape Coral Health Facilities Authority, Florida, Senior
Housing Revenue Bonds, Gulf Care Inc. Project, Series
2015:
4,370 5.875%, 7/01/40, 144A 7/25 at 100.00 N/R   4,096,088
2,500 6.000%, 7/01/45, 144A 7/25 at 100.00 N/R   2,325,575
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
140 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R   140,921
100 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R   94,159
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A, 5.000%,
12/15/49, 144A
12/30 at 100.00 Ba1   94,355
1,950 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39,
144A
1/29 at 100.00 N/R   1,921,198
725 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   152,246
1,000 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior
Living Community Project, Series 2015A, 7.000%, 4/01/49 (4)
3/23 at 103.00 N/R   762,000
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,490 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R   1,207,079
3,735 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R   2,758,783
2,085 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 6.125%, 6/01/43
6/23 at 100.00 BBB-   2,091,338
170 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 N/R   138,506
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2018A-1:
1,000 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R   1,024,450
1,000 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R   1,020,340
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
165 5.000%, 6/15/24, 144A No Opt. Call N/R   161,624
2,500 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R   2,238,375
5,795 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R   4,881,071
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco
County Inc., Series 2020A:
2,435 5.000%, 1/01/40, 144A 1/27 at 100.00 N/R   2,356,593
500 5.000%, 1/01/50, 144A 1/27 at 100.00 N/R   466,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,575 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A, 6.000%, 6/15/37, 144A
6/27 at 100.00 N/R   $ 1,509,102
38,325 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   34,684,125
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
8,535 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 3/23 at 101.00 N/R   8,269,476
3,200 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/23 at 102.00 N/R   2,957,056
41,225 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/23 at 102.00 N/R   37,503,207
10,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   9,984,500
3,000 Florida Development Finance Corporation, Senior Living Revenue
Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021,
5.000%, 6/01/51
6/28 at 103.00 N/R   2,494,320
1,070 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
3/23 at 100.00 BB   1,070,514
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
1,000 5.375%, 12/01/32, 144A 3/23 at 105.00 N/R   839,770
1,100 5.625%, 12/01/37, 144A 3/23 at 105.00 N/R   879,395
1,300 5.750%, 12/01/52, 144A 3/23 at 105.00 N/R   936,819
690 LT Ranch Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40
5/30 at 100.00 N/R   602,108
2,425 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53, 144A
5/42 at 100.00 N/R   2,566,644
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
1,260 5.000%, 7/01/26 No Opt. Call BB+   1,219,327
1,000 5.000%, 7/01/27 No Opt. Call BB+   958,230
1,410 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.125%,
11/01/39
11/27 at 100.00 N/R   1,419,560
2,410 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 N/R   2,481,312
4,935 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38
5/28 at 100.00 N/R   4,957,109
500 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2, 0.000%, 10/01/54
10/29 at 40.38 BBB+   82,550
100 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%,
5/01/40
5/30 at 100.00 N/R   84,923
125 Portico Community Development District, Lee County, Florida,
Special  Assessment, Refunding Improvement Series 2020-1, 3.500%,
5/01/37
5/30 at 100.00 N/R   104,772

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy
Pointe At UCF Project, Series 2019A:
$ 3,970 5.500%, 11/15/49 11/26 at 103.00 N/R   $ 3,397,645
2,440 5.750%, 11/15/54 11/26 at 103.00 N/R   2,130,584
2,390 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R   2,176,884
70 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29
No Opt. Call N/R   70,161
1,675 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   1,742,469
500 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 1, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R   493,940
900 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 4.125%, 5/01/38, 144A
5/29 at 100.00 N/R   818,955
171,890 Total Florida 156,791,298
Georgia - 2.3% (1.3% of Total Investments)
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
1,250 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R   662,500
7,030 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R   3,725,900
18,430 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R   9,767,900
441 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call AAA   475,698
850 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.125%, 10/01/39
10/26 at 103.00 N/R   781,490
28,001 Total Georgia 15,413,488
Guam - 0.3% (0.2% of Total Investments)
2,105 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 Ba1   2,264,306
2,105 Total Guam 2,264,306
Hawaii - 0.1% (0.1% of Total Investments)
1,150 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 BB+   1,023,569
1,150 Total Hawaii 1,023,569
Illinois - 15.9% (9.4% of Total Investments)
2,800 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38, (UB) (6)
1/26 at 100.00 BBB+   2,843,820
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49, (UB) (6)
1/29 at 100.00 BBB+   5,202,450
3,965 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 5.500%, 1/01/42, (UB) (6)
1/25 at 100.00 BBB+   4,032,405
325 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds,
Evergreen Plaza Development Project, Senior Lien Series 2019A,
4.375%, 12/01/36, 144A
12/29 at 100.00 N/R   280,501
10,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (6)
11/28 at 100.00 A   9,626,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 10,850 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.250%, 5/15/54
5/24 at 103.00 N/R   $ 7,073,115
5,000 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B-   4,225,600
9,945 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB) (6)
3/32 at 100.00 BBB+   10,682,621
4,840 Illinois State, General Obligation Bonds, May Series 2018A, 5.000%,
5/01/32
5/28 at 100.00 BBB+   5,158,617
890 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB+   966,860
14,600 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/28
11/27 at 100.00 BBB+   15,666,238
10,000 Illinois State, General Obligation Bonds, November Series 2019C,
4.000%, 11/01/43
11/29 at 100.00 BBB+   9,240,200
7,935 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 A-   8,063,309
10,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50 - AGM
Insured
No Opt. Call AA   2,711,400
4,565 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 A-   4,592,116
39,815 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call AA   7,908,852
12,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured
No Opt. Call AA   4,739,375
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   463,180
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 AA   421,498
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 AA   780,456
700 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 AA   677,789
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
150 4.000%, 1/01/38 1/30 at 100.00 AA-   150,478
120 4.000%, 1/01/39 1/30 at 100.00 AA-   119,742
1,000 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
2/23 at 100.00 N/R   430,000
870 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
2/23 at 100.00 N/R   870,083
850 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
3/23 at 100.00 N/R   850,068
158,445 Total Illinois 107,777,173
Indiana - 1.3% (0.8% of Total Investments)
140 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee
at the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 N/R   117,763

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 2,700 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   $ 2,728,728
3,105 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 N/R   3,110,806
500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 BB-   570,745
2,325 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   2,391,937
8,770 Total Indiana 8,919,979
Iowa - 1.4% (0.8% of Total Investments)
8,540 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/23 at 100.00 BBB-   8,348,533
1,100 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 BBB-   1,107,568
9,640 Total Iowa 9,456,101
Kansas - 1.1% (0.7% of Total Investments)
1,365 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.750%, 9/01/32
9/25 at 100.00 N/R   1,276,125
6,475 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 N/R   6,180,711
7,840 Total Kansas 7,456,836
Louisiana - 1.1% (0.6% of Total Investments)
260 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 N/R   225,399
2,365 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 A   2,421,642
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
15 4.000%, 4/01/50 4/30 at 100.00 A+   14,808
235 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R  (8) 260,417
200 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   217,172
1,235 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   1,344,063
800 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   870,640
695 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   754,694
1,085 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   1,118,917
6,890 Total Louisiana 7,227,752

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 0.5% (0.3% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
$ 1,480 5.000%, 9/01/24 No Opt. Call CCC+   $ 1,481,687
1,000 5.000%, 9/01/39 9/27 at 100.00 CCC+   961,990
680 5.000%, 9/01/46 9/27 at 100.00 CCC+   644,076
3,160 Total Maryland 3,087,753
Massachusetts - 0.7% (0.4% of Total Investments)
1,620 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/54
6/26 at 100.00 N/R   1,527,109
3,900 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 B-   3,223,194
5,520 Total Massachusetts 4,750,303
Michigan - 0.5% (0.3% of Total Investments)
40 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB+   37,429
74,130 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   3,101,599
74,170 Total Michigan 3,139,028
Minnesota - 1.0% (0.6% of Total Investments)
500 Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A, 5.000%, 7/01/53
7/26 at 102.00 N/R   428,585
1,300 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R   1,170,507
2,440 Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54
7/27 at 102.00 N/R   2,140,124
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A, 5.250%,
12/01/52, 144A
12/27 at 100.00 N/R   115,052
30 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/40
7/30 at 100.00 N/R   27,543
2,040 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 N/R   1,896,996
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth
Health Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 N/R   711,600
7,440 Total Minnesota 6,490,407
Missouri - 0.2% (0.1% of Total Investments)
315 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 Ba3   253,024
1,500 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/50, 144A
2/28 at 100.00 N/R   1,115,205
1,815 Total Missouri 1,368,229
Nevada - 2.7% (1.6% of Total Investments)
9,385 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R   8,592,625
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,777,100

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
$ 1,810 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R   $ 1,866,979
340 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R   311,933
2,750 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   2,226,620
28,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   3,575,880
44,285 Total Nevada 18,351,137
New Hampshire - 0.1% (0.0% of Total Investments)
470 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B   436,447
470 Total New Hampshire 436,447
New Jersey - 4.1% (2.4% of Total Investments)
4,000 New Jersey Economic Development Authority Revenue Bonds, Black
Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%,
10/01/39, 144A
10/27 at 102.00 N/R   3,085,600
1,500 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
1/24 at 100.00 N/R   1,409,655
5,475 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R   4,205,348
7,500 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
5.750%, 9/15/27, (AMT)
3/23 at 100.00 Ba3   7,509,300
2,500 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
3/23 at 101.00 Ba3   2,526,475
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A3   7,129,500
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
1,260 5.000%, 1/01/37, (AMT) 1/28 at 100.00 Baa1   1,311,345
500 5.000%, 1/01/42, (AMT) 1/28 at 100.00 Baa1   512,350
37,735 Total New Jersey 27,689,573
New Mexico - 1.2% (0.7% of Total Investments)
9,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 3.000%,
8/01/48
8/29 at 100.00 AA   7,603,800
825 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   750,882
10,325 Total New Mexico 8,354,682
New York - 11.0% (6.5% of Total Investments)
950 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 BB-   947,445

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,910 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   $ 2,295,379
1,590 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R   1,280,125
450 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38
8/28 at 100.00 BBB-   414,868
36,150 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%,
6/01/60, 144A
3/23 at 6.11 N/R   2,184,545
650 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 N/R   653,341
1,570 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 A3   1,632,156
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014A-1, 5.250%, 11/15/39
11/23 at 100.00 A3   5,033,300
380 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School Project,
Social Impact Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 N/R   381,611
7,250 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   7,239,850
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project,
Class 2 Series 2014:
3,235 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R   3,249,493
6,960 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R   6,968,143
1,740 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa2   1,745,116
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, American
Airlines, Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
6,690 5.000%, 8/01/26, (AMT) 2/23 at 100.00 B   6,691,204
8,000 5.000%, 8/01/31, (AMT) 2/23 at 100.00 B   8,000,000
875 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B   888,746
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   1,227,500
Syracuse Industrial Development Authority, New
York, PILOT Revenue Bonds, Carousel Center Project,
Refunding Series 2016A:
2,950 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1   2,331,060
3,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 Caa1   2,310,960
2,500 5.000%, 1/01/35, (AMT) 1/26 at 100.00 Caa1   1,855,875
2,775 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1   2,019,146
16,200 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   15,245,982
121,825 Total New York 74,595,845

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.2% (0.1% of Total Investments)
$ 1,500 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/48
6/28 at 100.00 BB+   $ 1,402,305
1,500 Total North Dakota 1,402,305
Ohio - 11.6% (6.9% of Total Investments)
69,235 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   9,249,104
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
195 3.000%, 6/01/48 6/30 at 100.00 BBB+   148,598
3,000 4.000%, 6/01/48 6/30 at 100.00 BBB+   2,761,710
16,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   15,389,825
7,610 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines
Inc. Project, Series 1998, 5.375%, 9/15/27, (AMT)
3/23 at 100.00 Ba3   7,617,001
Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm
Mixed-Use Project, Series 2020:
2,170 3.750%, 12/01/38 6/29 at 100.00 N/R   1,799,885
140 4.000%, 12/01/46 6/29 at 100.00 N/R   112,675
4,500 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   4,390,065
905 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R   837,822
3,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
3/23 at 100.00 BB+   2,744,850
5,020 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R   6,275
16,950 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   15,489,927
2,085 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   2,606
4,140 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (4)
No Opt. Call N/R   5,175
16,350 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   15,666,733
2,470 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   3,087
2,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   2,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,510 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   $ 3,138
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   801,940
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   728,570
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   906,140
161,395 Total Ohio 78,667,626
Oklahoma - 1.2% (0.7% of Total Investments)
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB-   1,005,370
2,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R   2,477,995
860 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   861,041
3,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   3,501,340
7,810 Total Oklahoma 7,845,746
Oregon - 0.1% (0.1% of Total Investments)
100 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 102.00 N/R   91,263
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/56
11/28 at 103.00 N/R   761,770
1,100 Total Oregon 853,033
Pennsylvania - 5.8% (3.5% of Total Investments)
1,125 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
3/23 at 100.00 BB   1,125,146
6,995 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 5.125%, 5/01/30
No Opt. Call BB   7,222,967
345 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   351,307
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
3,300 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   3,300,396
560 3.500%, 4/01/41 (4) No Opt. Call N/R   700
1,440 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   1,800
1,025 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R   1,281

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,355 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   $ 6,694
1,555 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,192,918
2,565 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 BB+   2,366,315
3,100 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/44
2/23 at 100.00 BB-   2,220,251
1,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A,
5.000%, 12/01/30
12/25 at 100.00 N/R   964,140
Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2017A:
1,870 5.125%, 10/15/37 4/27 at 100.00 BB   1,866,971
3,250 5.250%, 10/15/47 4/27 at 100.00 BB   3,038,782
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Asbury Pennsylvania Obligated
Group,  Refunding Series 2019:
2,160 5.000%, 1/01/39 1/25 at 104.00 N/R   2,022,386
1,240 5.000%, 1/01/45 1/25 at 104.00 N/R   1,120,601
3,555 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   3,622,723
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   1,575,090
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   1,575,090
1,260 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   1,038,631
6,950 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 N/R   3,475,000
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/27
11/25 at 100.00 N/R   1,080,135
545 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   490,358
53,660 Total Pennsylvania 39,659,682
Puerto Rico - 15.0% (8.9% of Total Investments)
1,365 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R   1,388,355
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
2,070 3.957%, 7/01/29 (4) 3/23 at 100.00 D   1,449,000
3,170 3.957%, 7/01/42 (4) 3/23 at 100.00 D   2,219,000
1,000 3.961%, 7/01/42 (4) 3/23 at 100.00 D   697,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
$ 130 3.957%, 7/01/21 (4) No Opt. Call N/R   $ 89,375
3,750 3.957%, 7/01/26 (4) 3/23 at 100.00 D   2,625,000
310 3.957%, 7/01/32 (4) 3/23 at 100.00 D   217,000
1,860 3.957%, 7/01/37 (4) 3/23 at 100.00 D   1,302,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
1,124 3.978%, 7/01/28 (4) 3/23 at 100.00 Ca   789,610
468 3.978%, 7/01/29 (4) 3/23 at 100.00 D   328,770
346 3.978%, 7/01/31 (4) 3/23 at 100.00 Ca   243,065
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
2,995 3.957%, 7/01/28 (4) 3/23 at 100.00 Ca   2,096,500
500 3.978%, 7/01/28 (4) 3/23 at 100.00 Ca   351,250
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
100 3.978%, 7/01/27 (4) 3/23 at 100.00 D   70,250
4,000 3.978%, 7/01/35 (4) 3/23 at 100.00 D   2,810,000
400 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.978%, 7/01/24 (4)
3/23 at 100.00 Ca   281,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
5,000 4.123%, 7/01/33 (4) 7/23 at 100.00 Ca   3,600,000
10,000 4.102%, 7/01/36 (4) 7/23 at 100.00 D   7,175,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016A-4-RSA-1, 4.371%, 7/01/19 (4)
No Opt. Call N/R   732,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
373 3.988%, 7/01/23 (4) 3/23 at 100.00 Ca   262,499
190 3.988%, 7/01/23 (4) No Opt. Call N/R   131,812
25 3.978%, 7/01/33 (4) 3/23 at 100.00 Ca   17,563
4,500 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   4,342,500
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   2,912,450
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
32,702 0.000%, 7/01/46 7/28 at 41.38 N/R   9,020,859
17,551 0.000%, 7/01/51 7/28 at 30.01 N/R   3,668,196
1,000 5.000%, 7/01/58 7/28 at 100.00 N/R   987,817
1,000 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 1.000%,
11/01/51
No Opt. Call N/R   441,250
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
0 (9) 5.625%, 7/01/27 No Opt. Call N/R   3
240 5.750%, 7/01/31 No Opt. Call N/R   260,366
23,533 0.000%, 7/01/33 7/31 at 89.94 N/R   13,662,334
16,704 4.000%, 7/01/33 7/31 at 103.00 N/R   15,657,068
5,638 4.000%, 7/01/37 7/31 at 103.00 N/R   5,005,188
10,182 4.000%, 7/01/41 7/31 at 103.00 N/R   8,788,879
2,012 4.000%, 7/01/46 7/31 at 103.00 N/R   1,684,486
13,955 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   6,175,162

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 500 University of Puerto Rico, University System Revenue Bonds, Series
2006Q, 5.000%, 6/01/24
3/23 at 100.00 CC   $ 496,240
174,693 Total Puerto Rico 101,979,847
South Carolina - 0.1% (0.1% of Total Investments)
430 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.375%, 11/01/49
11/29 at 100.00 N/R   358,934
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 N/R   352,652
830 Total South Carolina 711,586
Tennessee - 2.0% (1.2% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B,
0.000%, 12/01/31, 144A
No Opt. Call N/R   620,290
5,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42,
144A
12/26 at 100.00 N/R   4,694,600
1,587 Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy
Project, Series 2014, 5.250%, 5/01/25, 144A 2014 2014 (4)
11/24 at 100.00 N/R   212,656
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46 (4)
7/27 at 100.00 N/R   635,590
6,590 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   6,751,916
1,500 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A (4)
No Opt. Call N/R   405,000
16,677 Total Tennessee 13,320,052
Texas - 3.3% (2.0% of Total Investments)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
500 5.000%, 1/01/31 1/27 at 100.00 BB+   521,550
500 5.000%, 1/01/32 1/27 at 100.00 BB+   520,985
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding Second Tier
Series 2017B:
540 5.000%, 1/01/25 No Opt. Call B   544,153
475 5.000%, 1/01/29 1/27 at 100.00 B   484,115
850 5.000%, 1/01/34 1/27 at 100.00 B   862,027
4,665 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
3/23 at 100.00 Ba3   4,668,592
650 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 Ba3   656,936
250 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 4.750%, 9/01/37, 144A
9/26 at 100.00 N/R   243,833

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 200 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.625%, 9/15/49, 144A
9/30 at 100.00 N/R   $ 182,302
520 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%,
8/15/49, 144A
8/24 at 100.00 N/R   489,440
70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   57,779
445 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   384,969
4,006 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   1,845,948
8,850 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1, 5.500%, 1/01/57
1/28 at 103.00 N/R   6,615,640
625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (8) 675,406
400 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (8) 410,292
110 North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone B Project, Series 2019, 5.375%,
9/01/50, 144A
9/30 at 100.00 N/R   109,056
145 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.750%, 9/15/49, 144A
9/27 at 100.00 N/R   138,429
Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds,
C.C. Young Memorial Home Project, Series 2016A:
1,000 0.000%, 2/15/41 (4) 2/27 at 100.00 N/R   550,000
4,575 0.000%, 2/15/48 (4) 2/27 at 100.00 N/R   2,516,250
29,376 Total Texas 22,477,702
Utah - 0.8% (0.5% of Total Investments)
2,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R   1,515,580
1,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A, 5.000%,
6/15/50, 144A
6/27 at 102.00 N/R   917,720
2,500 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020A, 5.000%, 5/15/43
5/30 at 100.00 AA+   2,731,875
5,500 Total Utah 5,165,175
Virgin Islands - 3.0% (1.8% of Total Investments)
1,585 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   1,587,266
710 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
3/23 at 100.00 N/R   635,010

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
$ 16,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30, 144A
10/24 at 100.00 N/R   $ 14,632,000
295 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call N/R   289,386
2,000 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   1,942,260
1,400 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   1,349,502
21,990 Total Virgin Islands 20,435,424
Virginia - 1.1% (0.7% of Total Investments)
Roanoke Economic Development Authority, Virginia
Residential Care Facility Revenue Bonds, Richfield Living,
Series 2020:
5,870 5.000%, 9/01/50 (4) 9/27 at 103.00 N/R   3,890,577
4,840 5.125%, 9/01/55 (4) 9/27 at 103.00 N/R   3,195,610
538 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A , (cash 7.500%, PIK 7.500%)
No Opt. Call N/R   517,832
11,248 Total Virginia 7,604,019
Washington - 0.3% (0.2% of Total Investments)
1,125 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB+   1,126,868
1,000 Washington State Housing Finance Commission, Nonprofit Housing
Revenue Bonds, Rockwood Retirement Communities Project, Series
2020A, 5.000%, 1/01/51, 144A
1/26 at 103.00 N/R   755,100
2,125 Total Washington 1,881,968
West Virginia - 0.7% (0.4% of Total Investments)
Monongalia County Commission, West Virginia, Special
District Excise Tax Revenue Bonds, University Town
Centre Economic Opportunity Development District,
Refunding & Improvement Series 2017A:
3,000 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R   3,066,900
625 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R   640,069
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 BB-   987,880
4,625 Total West Virginia 4,694,849
Wisconsin - 9.8% (5.8% of Total Investments)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, 21st Century Public Academy Project,
Series 2020A:
750 5.000%, 6/01/40, 144A 6/28 at 102.00 N/R   684,128
1,340 5.000%, 6/01/49, 144A 6/28 at 102.00 N/R   1,154,155
365 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   330,792
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
3,000 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   2,643,360

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 4,240 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   $ 3,331,792
3,315 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A, 5.000%,
6/15/52, 144A
6/32 at 100.00 Ba2   3,016,451
2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   1,748,840
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
13,695 3.125%, 8/01/27, 144A (4) No Opt. Call N/R   11,405,059
2,375 6.750%, 8/01/31, 144A (4) No Opt. Call N/R   1,451,600
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
555 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R   485,153
15,915 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   13,974,166
215 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   12,900
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   640,000
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
190 5.000%, 12/01/27 No Opt. Call BBB   197,414
1,765 5.200%, 12/01/37 12/27 at 100.00 BBB   1,823,722
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R   1,674,440
635 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 5.000%, 4/01/50, 144A
4/30 at 100.00 BB   599,916
8,930 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.250%,
7/01/54, (AMT)
7/31 at 100.00 N/R   6,712,056
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
5,885 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R   3,619,275
250 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   153,750
8,735 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   5,372,025
210 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 2/01/23
2/23 at 105.00 N/R   210,000
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series
2020D:
6,225 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 AA   2,161,631
4,500 0.000%, 12/15/60 - AGM Insured 12/30 at 29.95 AA   703,890
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/54
11/26 at 103.00 N/R   2,442,600
91,090 Total Wisconsin 66,549,115
$ 1,665,630 Total Municipal Bonds (cost $1,145,891,822) 1,070,075,818

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMCO
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 65,722,145 COMMON STOCKS - 9.7% (5.8% of Total Investments)
X 65,722,145
Independent Power And Renewable Electricity Producers - 9.7% (5.8% of Total Investments)
859,113 Energy Harbor Corp (10),(11) $ 65,722,145
Total Independent Power And Renewable Electricity Producers 65,722,145
Total Common Stocks (cost $24,407,228) 65,722,145
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
3,252,209 CORPORATE BONDS - 0.5% (0.3% of Total Investments)
X 3,252,209
Independent Power And Renewable Electricity Producers - 0.5% (0.3% of Total Investments)
$ 11,512 Talen Energy Corp 0.000% 8/31/23 N/R $ 3,252,209
11,512 Total Independent Power And Renewable Electricity Producers 3,252,209
$ 11,512 Total Corporate Bonds (cost $–) 3,252,209
Shares Description (1) Value
X 1,678,080 EXCHANGE-TRADED FUNDS - 0.3% (0.1% of Total Investments)
X 1,678,080
32,000 VanEck High Yield Muni Exchange Traded Fund $ 1,678,080
Total Exchange-Traded Funds (cost $2,058,659) 1,678,080
Total Long-Term Investments (cost $1,172,357,709) 1,140,728,252
Floating Rate Obligations - (3.7)% (25,350,000)
MuniFund Preferred Shares, net of deferred offering costs - (66.2)%(12) (449,046,031)
Other Assets & Liabilities, Net -  1.6% 11,610,340
Net Assets Applicable to Common Shares - 100% $ 677,942,561
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,069,939,389 $ 136,429 $ 1,070,075,818
Common Stocks – 65,722,145 – 65,722,145
Corporate Bonds – 3,252,209 – 3,252,209
Exchange-Traded Funds 1,678,080 – – 1,678,080
Total
$ 1,678,080 $ 1,138,913,743 $ 136,429 $ 1,140,728,252

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Principal Amount (000) rounds to less than $1,000.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water
Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C,
4.000%, 6/01/33.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 39.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.